Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
ASD-NPRT1-1024
1.934463.112
Nonconvertible Bonds - 17.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 4.1% 2/15/28	340,000	335,953
KT Corp. 4% 8/8/25 (b)	1,525,000	1,513,341
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,679,536
NTT Finance Corp. 4.239% 7/25/25 (b)	235,000	233,986
SBA Tower Trust 3.869% 10/8/49 (b)	790,000	788,145
Verizon Communications, Inc.:
1.45% 3/20/26	1,155,000	1,100,905
2.625% 8/15/26	1,615,000	1,560,751
		7,212,617
Entertainment - 0.0%
Take-Two Interactive Software, Inc.:
3.55% 4/14/25	340,000	336,503
5% 3/28/26	950,000	954,431
		1,290,934
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	1,034,000	1,030,590
6.15% 11/10/26	435,000	445,651
COX Communications, Inc.:
3.35% 9/15/26 (b)	345,000	335,514
3.5% 8/15/27 (b)	350,000	338,826
3.85% 2/1/25 (b)	240,000	238,352
Warnermedia Holdings, Inc. 3.638% 3/15/25	3,000,000	2,971,459
		5,360,392
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
2.95% 3/15/25	1,305,000	1,289,455
3.2% 3/15/27	1,365,000	1,320,539
5% 2/15/29	1,025,000	1,036,686
Sprint Corp. 7.625% 2/15/25	3,000,000	3,010,422
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	255,000	247,076
3.5% 4/15/25	5,150,000	5,094,812
5.375% 4/15/27	2,000,000	2,006,866
		14,005,856
TOTAL COMMUNICATION SERVICES		27,869,799
CONSUMER DISCRETIONARY - 2.2%
Automobile Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	803,428
Automobiles - 1.6%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 6/13/25 (c)(d)	3,000,000	3,001,579
4.9% 3/12/27	1,500,000	1,521,058
4.95% 1/9/26	2,308,000	2,320,356
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.800% 6.1387% 8/13/26 (b)(c)(d)	3,000,000	3,016,230
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.2017% 4/1/25 (b)(c)(d)	7,500,000	7,517,172
4.6% 8/13/27 (b)	1,965,000	1,976,229
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9767% 10/15/24 (c)(d)	4,200,000	4,201,393
2.75% 6/20/25	2,000,000	1,962,414
2.9% 2/26/25	2,035,000	2,011,052
3.8% 4/7/25	4,000,000	3,964,718
5.35% 7/15/27	1,155,000	1,175,781
5.4% 4/6/26	2,495,000	2,517,964
5.4% 5/8/27	420,000	427,688
5.55% 7/15/29	345,000	354,454
Hyundai Capital America:
1% 9/17/24 (b)	445,000	444,188
5.25% 1/8/27 (b)	350,000	354,449
5.45% 6/24/26 (b)	2,000,000	2,024,331
5.5% 3/30/26 (b)	935,000	944,290
5.6% 3/30/28 (b)	580,000	595,081
5.8% 6/26/25 (b)	5,000,000	5,028,254
6.25% 11/3/25 (b)	440,000	446,530
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	373,027
Mercedes-Benz Finance North America LLC:
4.8% 3/30/26 (b)	670,000	672,332
4.8% 1/11/27 (b)	2,040,000	2,060,508
4.95% 3/30/25 (b)	5,000,000	4,998,145
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.395% 8/14/26 (b)(c)(d)	2,956,000	2,971,087
3.95% 6/6/25 (b)	760,000	752,967
4.85% 8/15/27 (b)	1,375,000	1,379,366
5.4% 3/20/26 (b)	2,000,000	2,015,897
5.7% 9/12/26 (b)	565,000	575,079
5.8% 9/12/25 (b)	5,660,000	5,710,581
6% 11/16/26 (b)	650,000	667,041
		67,981,241
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	403,880
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC:
4.6% 5/1/28 (b)	1,205,000	1,210,140
5% 2/15/29 (b)	505,000	517,748
		1,727,888
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.:
3.125% 6/15/26	1,445,000	1,407,079
3.75% 3/15/25	180,000	178,528
5.45% 9/15/26	325,000	330,583
5.75% 5/1/25	190,000	190,997
Starbucks Corp.:
3.5% 3/1/28	445,000	432,595
4% 11/15/28	315,000	311,075
4.75% 2/15/26	765,000	766,676
		3,617,533
Household Durables - 0.0%
Mohawk Industries, Inc. 5.85% 9/18/28	520,000	544,178
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,915,000	1,902,534
Mattel, Inc.:
3.375% 4/1/26 (b)	750,000	728,646
5.875% 12/15/27 (b)	1,075,000	1,086,504
		3,717,684
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.9% 3/9/26	800,000	806,754
AutoZone, Inc.:
3.625% 4/15/25	485,000	480,464
6.25% 11/1/28	630,000	669,986
Lowe's Companies, Inc.:
1.7% 9/15/28	215,000	193,489
3.35% 4/1/27	345,000	336,477
4.4% 9/8/25	1,200,000	1,195,135
4.8% 4/1/26	635,000	636,947
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,298,000	2,353,877
Ross Stores, Inc.:
0.875% 4/15/26	1,010,000	951,023
4.6% 4/15/25	2,175,000	2,166,620
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6919% 12/24/25 (c)(d)	2,335,000	2,337,377
		12,128,149
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7% 11/27/26	165,000	170,196
7.05% 11/27/25	135,000	137,502
VF Corp.:
2.4% 4/23/25	1,986,000	1,946,116
2.8% 4/23/27	1,025,000	959,715
		3,213,529
TOTAL CONSUMER DISCRETIONARY		94,137,510
CONSUMER STAPLES - 1.0%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC 1.5% 1/15/27 (b)	200,000	186,488
Heineken NV 3.5% 1/29/28 (b)	4,003,000	3,900,768
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7395% 11/12/24 (c)(d)	2,469,000	2,470,019
Pernod Ricard SA 3.25% 6/8/26 (b)	1,375,000	1,343,100
		7,900,375
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp.:
3.875% 4/15/27	373,000	364,438
4.125% 5/1/28	1,279,000	1,248,453
4.25% 9/20/24	3,665,000	3,662,146
4.625% 11/1/27	620,000	615,834
5.2% 7/5/28	584,000	588,748
Dollar Tree, Inc. 4% 5/15/25	3,000,000	2,975,584
Kroger Co.:
2.65% 10/15/26	812,000	781,442
3.7% 8/1/27	203,000	198,916
4.6% 8/15/27	368,000	368,948
Mars, Inc. 4.55% 4/20/28 (b)	1,260,000	1,266,522
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	740,953
		12,811,984
Food Products - 0.1%
Campbell Soup Co.:
5.2% 3/19/27	570,000	581,910
5.3% 3/20/26	579,000	585,784
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	513,523
Mondelez International, Inc. 2.625% 3/17/27	815,000	779,953
Viterra Finance BV:
2% 4/21/26 (b)	250,000	238,254
4.9% 4/21/27 (b)	1,230,000	1,231,619
		3,931,043
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	3,000,000	2,946,973
2.625% 9/16/26	855,000	823,005
BAT International Finance PLC:
1.668% 3/25/26	885,000	844,692
4.448% 3/16/28	1,985,000	1,970,419
Imperial Brands Finance PLC 4.25% 7/21/25 (b)	202,000	200,213
Philip Morris International, Inc.:
4.75% 2/12/27	1,375,000	1,387,392
4.875% 2/13/26	800,000	804,007
5% 11/17/25	500,000	501,775
5.125% 11/15/24	5,000,000	4,995,800
Reynolds American, Inc. 4.45% 6/12/25	5,000,000	4,974,075
		19,448,351
TOTAL CONSUMER STAPLES		44,091,753
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
6297782 LLC 4.911% 9/1/27 (b)	740,000	741,554
Aker BP ASA 2% 7/15/26 (b)	587,000	558,119
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,393,563
Columbia Pipeline Group, Inc. 4.5% 6/1/25	3,000,000	2,983,090
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (b)	150,000	153,097
DCP Midstream Operating LP 5.375% 7/15/25	1,085,000	1,084,615
Diamondback Energy, Inc. 5.2% 4/18/27	525,000	533,845
Enbridge, Inc.:
2.5% 1/15/25	1,115,000	1,103,296
2.5% 2/14/25	615,000	607,645
5.9% 11/15/26	400,000	411,205
6% 11/15/28	325,000	343,210
Energy Transfer LP:
2.9% 5/15/25	255,000	250,870
5.25% 7/1/29	645,000	660,173
5.625% 5/1/27 (b)	2,000,000	2,004,814
6.05% 12/1/26	1,485,000	1,528,831
Gray Oak Pipeline LLC 2.6% 10/15/25 (b)	385,000	373,580
MPLX LP 4.875% 6/1/25	3,000,000	2,994,210
Occidental Petroleum Corp.:
5% 8/1/27	655,000	660,433
5.2% 8/1/29	465,000	471,526
5.875% 9/1/25	1,120,000	1,126,244
ONEOK, Inc. 5.55% 11/1/26	990,000	1,008,613
Ovintiv, Inc. 5.65% 5/15/25	760,000	761,157
Phillips 66 Co. 3.85% 4/9/25	3,000,000	2,974,387
Pioneer Natural Resources Co. 5.1% 3/29/26	842,000	850,061
Sabine Pass Liquefaction LLC 5.625% 3/1/25	460,000	460,251
The Williams Companies, Inc.:
4.8% 11/15/29	670,000	674,940
5.4% 3/2/26	1,640,000	1,655,832
TransCanada PipeLines Ltd. 6.203% 3/9/26	1,495,000	1,495,162
Western Midstream Operating LP 4.65% 7/1/26	2,000,000	1,989,723
		31,854,046
FINANCIALS - 8.4%
Banks - 4.8%
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	657,725
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	2,050,000	2,043,850
Banco Santander SA:
3.496% 3/24/25	1,400,000	1,388,245
5.552% 3/14/28 (c)	800,000	811,868
Bank of America Corp.:
0.981% 9/25/25 (c)	4,300,000	4,287,157
1.319% 6/19/26 (c)	4,500,000	4,367,164
1.734% 7/22/27 (c)	765,000	725,715
2.015% 2/13/26 (c)	4,400,000	4,335,582
3.384% 4/2/26 (c)	5,445,000	5,385,435
5.08% 1/20/27 (c)	645,000	647,762
Bank of Montreal:
3.7% 6/7/25	1,490,000	1,476,434
5.92% 9/25/25	5,000,000	5,062,402
Banque Federative du Credit Mutuel SA:
0.998% 2/4/25 (b)	1,145,000	1,125,117
4.935% 1/26/26 (b)	650,000	652,505
Barclays PLC:
2.852% 5/7/26 (c)	5,300,000	5,209,859
5.304% 8/9/26 (c)	3,000,000	3,004,848
7.325% 11/2/26 (c)	2,645,000	2,711,497
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,000,000	1,953,782
BPCE SA:
1.652% 10/6/26 (b)(c)	4,500,000	4,332,299
4.5% 3/15/25 (b)	1,915,000	1,901,902
CaixaBank SA 6.684% 9/13/27 (b)(c)	1,530,000	1,584,554
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2984% 4/7/25 (c)(d)	5,000,000	5,015,873
3.945% 8/4/25	1,935,000	1,920,270
Citibank NA 4.929% 8/6/26	3,000,000	3,025,407
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.045% 1/25/26 (c)(d)	10,000,000	10,007,997
3.106% 4/8/26 (c)	2,000,000	1,973,660
4.4% 6/10/25	355,000	353,047
5.174% 2/13/30 (c)	710,000	723,535
Cooperatieve Rabobank UA/NY 4.333% 8/28/26	5,100,000	5,100,297
Danske Bank A/S:
5.427% 3/1/28 (b)(c)	730,000	743,837
6.259% 9/22/26 (b)(c)	5,700,000	5,776,735
6.466% 1/9/26 (b)(c)	5,260,000	5,279,101
Discover Bank 2.45% 9/12/24	975,000	974,141
DNB Bank ASA 1.535% 5/25/27 (b)(c)	2,000,000	1,899,080
Fifth Third Bank, Cincinnati 5.852% 10/27/25 (c)	2,280,000	2,279,882
HDFC Bank Ltd. 5.686% 3/2/26 (Reg. S)	1,600,000	1,619,728
HSBC Holdings PLC:
1.645% 4/18/26 (c)	1,850,000	1,807,677
2.099% 6/4/26 (c)	5,500,000	5,370,802
2.999% 3/10/26 (c)	5,100,000	5,039,051
5.597% 5/17/28 (c)	1,045,000	1,067,475
7.336% 11/3/26 (c)	2,000,000	2,055,471
Huntington National Bank 5.699% 11/18/25 (c)	445,000	444,908
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2381% 4/22/27 (c)(d)	747,000	749,990
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6705% 4/26/26 (c)(d)	5,000,000	5,025,142
2.005% 3/13/26 (c)	2,000,000	1,965,501
2.083% 4/22/26 (c)	3,870,000	3,796,422
4.08% 4/26/26 (c)	1,710,000	1,698,391
4.979% 7/22/28 (c)	800,000	810,222
5.04% 1/23/28 (c)	710,000	718,530
5.546% 12/15/25 (c)	5,000,000	5,000,945
Lloyds Banking Group PLC:
4.5% 11/4/24	480,000	478,629
4.716% 8/11/26 (c)	2,000,000	1,991,201
5.462% 1/5/28 (c)	800,000	813,052
5.985% 8/7/27 (c)	2,000,000	2,044,790
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7494% 9/12/25 (c)(d)	5,000,000	5,001,410
5.063% 9/12/25 (c)	3,150,000	3,149,153
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2871% 5/22/26 (c)(d)	5,000,000	5,016,661
2.555% 9/13/25 (c)	3,000,000	2,997,639
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	775,000	778,094
NatWest Group PLC 7.472% 11/10/26 (c)	2,000,000	2,053,776
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.8126% 3/22/25 (b)(c)(d)	4,248,000	4,275,010
3.479% 3/22/25 (b)	355,000	351,559
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)	920,000	918,667
5.102% 7/23/27 (c)	3,000,000	3,025,318
5.671% 10/28/25 (c)	1,265,000	1,265,149
5.812% 6/12/26 (c)	345,000	346,673
PT Bank Mandiri (Persero) Tbk 5.5% 4/4/26 (Reg. S)	1,900,000	1,912,464
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	2,000,000	1,963,760
Royal Bank of Canada 5.069% 7/23/27 (c)	3,500,000	3,539,816
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	760,000	713,257
4.5% 7/17/25	5,000,000	4,966,047
6.124% 5/31/27 (c)	160,000	162,636
Societe Generale:
2.226% 1/21/26 (b)(c)	2,000,000	1,974,600
2.625% 10/16/24 (b)	365,000	363,694
5.519% 1/19/28 (b)(c)	1,695,000	1,706,421
Standard Chartered PLC:
1.822% 11/23/25 (b)(c)	475,000	471,162
4.3% 2/19/27 (b)	327,000	322,296
5.688% 5/14/28 (b)(c)	780,000	795,652
State Bank of India 1.8% 7/13/26 (Reg. S)	1,850,000	1,753,911
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8376% 10/10/25 (c)(d)	4,000,000	3,999,939
Truist Financial Corp. 6.047% 6/8/27 (c)	2,000,000	2,041,192
U.S. Bancorp:
4.548% 7/22/28 (c)	1,070,000	1,070,357
5.727% 10/21/26 (c)	415,000	419,218
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.671% 4/25/26 (c)(d)	6,000,000	6,029,812
2.188% 4/30/26 (c)	2,840,000	2,783,691
3.908% 4/25/26 (c)	1,460,000	1,447,397
4.54% 8/15/26 (c)	1,055,000	1,050,296
Wells Fargo Bank NA 5.55% 8/1/25	3,000,000	3,021,435
		212,924,653
Capital Markets - 1.7%
Athene Global Funding:
1.716% 1/7/25 (b)	2,405,000	2,373,674
4.86% 8/27/26 (b)	2,885,000	2,889,522
5.349% 7/9/27 (b)	860,000	874,380
5.684% 2/23/26 (b)	5,995,000	6,061,158
Bank of New York Mellon Corp. 4.947% 4/26/27 (c)	920,000	925,032
Bank of New York, New York 5.148% 5/22/26 (c)	660,000	661,245
Charles Schwab Corp.:
2.45% 3/3/27	1,489,000	1,417,952
3.2% 3/2/27	375,000	363,782
Deutsche Bank AG New York Branch:
3.961% 11/26/25 (c)	3,000,000	2,987,833
6.119% 7/14/26 (c)	2,000,000	2,012,045
7.146% 7/13/27 (c)	2,000,000	2,074,644
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8391% 10/21/24 (c)(d)	555,000	555,063
1.093% 12/9/26 (c)	2,000,000	1,904,301
3.5% 4/1/25	1,005,000	995,276
4.482% 8/23/28 (c)	735,000	733,321
5.7% 11/1/24	5,000,000	5,001,333
5.798% 8/10/26 (c)	700,000	704,574
LPL Holdings, Inc.:
5.7% 5/20/27	550,000	559,909
6.75% 11/17/28	325,000	346,608
Morgan Stanley:
1.164% 10/21/25 (c)	1,035,000	1,028,771
2.188% 4/28/26 (c)	4,600,000	4,509,858
2.63% 2/18/26 (c)	1,070,000	1,056,964
4.679% 7/17/26 (c)	4,700,000	4,679,592
6.138% 10/16/26 (c)	3,000,000	3,039,156
NASDAQ, Inc. 5.65% 6/28/25	651,000	653,857
Northern Trust Corp. 3.95% 10/30/25	545,000	540,684
S&P Global, Inc. 2.45% 3/1/27	2,215,000	2,119,543
State Street Corp.:
2.901% 3/30/26 (c)	2,000,000	1,973,224
4.857% 1/26/26 (c)	405,000	404,308
5.104% 5/18/26 (c)	635,000	635,906
5.272% 8/3/26	1,155,000	1,173,041
UBS AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5923% 2/21/25 (c)(d)	5,000,000	5,021,350
UBS Group AG:
1.494% 8/10/27 (b)(c)	375,000	351,577
2.193% 6/5/26 (b)(c)	4,300,000	4,204,901
4.488% 5/12/26 (b)(c)	4,470,000	4,447,227
6.327% 12/22/27 (b)(c)	2,080,000	2,151,372
6.373% 7/15/26 (b)(c)	2,000,000	2,020,807
		73,453,790
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	551,000	547,453
6.1% 1/15/27	925,000	952,256
6.45% 4/15/27	1,551,000	1,613,858
Ally Financial, Inc. 5.8% 5/1/25	3,000,000	3,006,002
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.930% 6.2985% 3/4/25 (c)(d)	8,000,000	8,014,926
5.043% 7/26/28 (c)	710,000	720,165
5.098% 2/16/28 (c)	380,000	385,066
5.532% 4/25/30 (c)	845,000	877,985
6.338% 10/30/26 (c)	2,654,000	2,699,019
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,400,000	1,380,265
4.985% 7/24/26 (c)	3,885,000	3,876,538
6.312% 6/8/29 (c)	415,000	434,099
7.149% 10/29/27 (c)	410,000	429,743
Ford Motor Credit Co. LLC:
5.125% 6/16/25	1,405,000	1,401,235
5.8% 3/5/27	835,000	847,629
John Deere Capital Corp.:
4.9% 6/11/27	2,360,000	2,402,544
4.95% 3/6/26	1,300,000	1,311,099
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,680,000	1,673,005
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1098% 8/7/26 (c)(d)	3,031,000	3,046,319
3.05% 3/22/27	640,000	622,310
4.55% 8/7/26	1,215,000	1,219,677
		37,461,193
Financial Services - 0.5%
Corebridge Financial, Inc. 3.5% 4/4/25	5,900,000	5,838,547
Corebridge Global Funding:
4.65% 8/20/27 (b)	415,000	416,828
5.2% 1/12/29 (b)	325,000	331,951
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc.:
3.663% 5/15/45 (b)	1,940,000	1,918,093
4.241% 7/15/48 (b)	290,000	281,139
Fiserv, Inc. 5.15% 3/15/27	1,805,000	1,835,556
Korea Housing Finance Corp. 4.625% 2/24/28 (b)	1,600,000	1,613,249
PayPal Holdings, Inc.:
2.65% 10/1/26	1,295,000	1,251,220
2.85% 10/1/29	1,504,000	1,400,273
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.7% 11/1/24 (b)	420,000	417,961
3.95% 3/10/25 (b)	660,000	654,860
5.35% 1/12/27 (b)	335,000	339,632
5.75% 5/24/26 (b)	1,765,000	1,789,329
The Western Union Co. 2.85% 1/10/25	2,365,000	2,343,508
		20,432,146
Insurance - 0.6%
Brighthouse Financial Global Funding:
1.55% 5/24/26 (b)	250,000	236,301
1.75% 1/13/25 (b)	250,000	246,574
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,281,776
1.75% 10/7/26 (b)	1,360,000	1,273,674
Equitable Financial Life Global Funding:
1% 1/9/26 (b)	355,000	337,861
1.1% 11/12/24 (b)	4,378,000	4,340,722
1.4% 7/7/25 (b)	116,000	112,658
1.7% 11/12/26 (b)	460,000	432,164
First American Financial Corp. 4.6% 11/15/24	355,000	353,941
Health Care Service Corp.:
1.5% 6/1/25 (b)	1,800,000	1,751,138
5.2% 6/15/29 (b)	585,000	596,939
Jackson National Life Global Funding:
1.75% 1/12/25 (b)	1,145,000	1,130,016
5.55% 7/2/27 (b)	715,000	730,363
5.6% 4/10/26 (b)	1,220,000	1,232,477
Marsh & McLennan Companies, Inc. 3.75% 3/14/26	170,000	168,160
MassMutual Global Funding II 5.1% 4/9/27 (b)	2,030,000	2,074,315
Northwestern Mutual Global Funding 4.35% 9/15/27 (b)	845,000	847,143
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3422% 3/28/25 (b)(c)(d)	7,500,000	7,527,480
3.218% 3/28/25 (b)	715,000	707,207
Reinsurance Group of America, Inc. 3.95% 9/15/26	865,000	854,510
		26,235,419
TOTAL FINANCIALS		370,507,201
HEALTH CARE - 1.4%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	3,500,000	3,478,723
2.95% 11/21/26	2,215,000	2,152,795
4.8% 3/15/27	2,215,000	2,244,691
Amgen, Inc. 5.25% 3/2/25	3,000,000	3,000,907
CSL Finance PLC 3.85% 4/27/27 (b)	395,000	388,320
		11,265,436
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
3.734% 12/15/24	1,055,000	1,049,756
4.693% 2/13/28	1,325,000	1,332,635
6.7% 12/1/26	731,000	760,829
Solventum Corp. 5.45% 2/25/27 (b)	2,010,000	2,038,143
		5,181,363
Health Care Providers & Services - 0.7%
Cardinal Health, Inc. 3.5% 11/15/24	1,180,000	1,174,814
Centene Corp. 4.625% 12/15/29	810,000	788,043
CVS Health Corp.:
1.3% 8/21/27	2,175,000	1,984,149
2.875% 6/1/26	475,000	460,608
3% 8/15/26	415,000	401,982
5% 2/20/26	920,000	922,659
Elevance Health, Inc.:
2.375% 1/15/25	410,000	405,597
3.35% 12/1/24	5,000,000	4,973,590
5.35% 10/15/25	305,000	306,854
HCA Holdings, Inc.:
3.125% 3/15/27	1,140,000	1,099,677
5.375% 2/1/25	3,575,000	3,570,128
5.625% 9/1/28	2,100,000	2,165,676
5.875% 2/15/26	5,665,000	5,711,576
Highmark, Inc. 1.45% 5/10/26 (b)	435,000	409,041
Humana, Inc.:
1.35% 2/3/27	120,000	111,162
3.85% 10/1/24	4,000,000	3,994,434
4.5% 4/1/25	1,205,000	1,198,917
5.75% 3/1/28	300,000	311,016
ICON Investments Six Designated Activity 5.809% 5/8/27	1,490,000	1,528,283
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	181,983
		31,700,189
Health Care Technology - 0.0%
IQVIA, Inc. 6.25% 2/1/29	440,000	464,866
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.953% 8/10/26	1,515,000	1,533,603
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,000,000	1,976,975
Bristol-Myers Squibb Co.:
4.9% 2/22/27	525,000	533,379
4.95% 2/20/26	395,000	398,529
Perrigo Finance PLC 3.9% 12/15/24	661,000	656,941
Pfizer Investment Enterprises 4.45% 5/19/26	1,605,000	1,605,889
Utah Acquisition Sub, Inc. 3.95% 6/15/26	2,040,000	2,011,007
Viatris, Inc.:
1.65% 6/22/25	1,430,000	1,389,067
2.3% 6/22/27	736,000	687,993
Zoetis, Inc.:
3% 9/12/27	2,109,000	2,024,776
5.4% 11/14/25	920,000	926,436
		12,210,992
TOTAL HEALTH CARE		62,356,449
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	3,000,000	2,994,821
BAE Systems PLC 5% 3/26/27 (b)	840,000	849,111
The Boeing Co.:
2.196% 2/4/26	2,000,000	1,916,343
4.875% 5/1/25	3,000,000	2,987,539
6.259% 5/1/27 (b)	930,000	956,770
		9,704,584
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	1,235,000	1,209,897
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	259,000	255,193
Owens Corning:
3.4% 8/15/26	517,000	505,670
5.5% 6/15/27	690,000	707,223
		1,468,086
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp. 5.643% 3/13/27 (b)	660,000	673,375
HPHT Finance (21) (II) Ltd. 1.5% 9/17/26 (Reg. S)	650,000	609,287
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	1,625,000	1,616,615
		2,899,277
Electrical Equipment - 0.0%
Regal Rexnord Corp. 6.05% 2/15/26	605,000	612,506
Ground Transportation - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,661,961
1.75% 12/2/26	580,000	547,345
		8,209,306
Machinery - 0.5%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.786% 11/14/24 (c)(d)	5,000,000	5,002,631
5% 5/14/27	2,770,000	2,827,246
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,065,000	8,965,462
5% 1/15/27 (b)	325,000	328,074
5.125% 9/25/27 (b)	690,000	701,395
5.15% 1/16/26 (b)	275,000	276,640
5.2% 1/17/25 (b)	355,000	354,919
Fortive Corp. 3.15% 6/15/26	888,000	864,001
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	982,374
		20,302,742
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	306,823	301,000
Trading Companies & Distributors - 0.1%
GATX Corp.:
3.25% 3/30/25	1,793,000	1,772,959
3.25% 9/15/26	455,000	441,375
3.85% 3/30/27	284,000	278,573
5.4% 3/15/27	1,170,000	1,191,762
		3,684,669
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	2,010,000	1,922,026
2.875% 2/15/25 (b)	980,000	967,226
5.75% 3/1/29 (b)	685,000	701,502
6.375% 5/4/28 (b)	300,000	311,844
		3,902,598
TOTAL INDUSTRIALS		52,294,665
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.8% 2/26/27	3,475,000	3,531,302
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
2.05% 3/1/25	910,000	894,987
4.75% 3/30/26	340,000	340,839
5.05% 4/5/27	1,030,000	1,049,347
		2,285,173
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5.1% 3/1/30	325,000	326,502
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.6117% 10/1/24 (c)(d)	295,000	295,000
Foundry JV Holdco LLC 5.9% 1/25/30 (b)	330,000	339,346
Intel Corp.:
3.75% 8/5/27	655,000	635,984
4% 8/5/29	715,000	688,268
4.875% 2/10/28	222,000	221,814
Microchip Technology, Inc. 0.983% 9/1/24	1,220,000	1,219,055
Micron Technology, Inc.:
4.185% 2/15/27	165,000	163,357
4.975% 2/6/26	160,000	160,425
5.375% 4/15/28	935,000	955,897
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	1,095,000	1,077,568
3.15% 5/1/27	70,000	67,488
3.875% 6/18/26	2,565,000	2,529,449
4.4% 6/1/27	155,000	154,298
Qorvo, Inc. 1.75% 12/15/24	510,000	503,409
		9,011,358
Software - 0.2%
Atlassian Corp. PLC 5.25% 5/15/29	425,000	434,529
Fortinet, Inc. 1% 3/15/26	1,175,000	1,111,713
Intuit, Inc. 5.25% 9/15/26	1,620,000	1,651,047
Oracle Corp.:
2.5% 4/1/25	4,000,000	3,938,552
2.95% 5/15/25	2,000,000	1,971,347
5.8% 11/10/25	510,000	516,772
Roper Technologies, Inc.:
1% 9/15/25	235,000	226,096
2.35% 9/15/24	365,000	364,498
Workday, Inc. 3.5% 4/1/27	525,000	513,494
		10,728,048
TOTAL INFORMATION TECHNOLOGY		25,882,383
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 6.05% 3/15/25	659,000	661,372
FMC Corp. 3.2% 10/1/26	535,000	518,570
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	2,000,000	1,919,487
LYB International Finance III LLC 1.25% 10/1/25	942,000	906,308
MEGlobal BV 4.25% 11/3/26 (Reg. S)	1,850,000	1,821,094
MEGlobal Canada, Inc. 5% 5/18/25 (Reg. S)	1,350,000	1,343,453
Nutrien Ltd. 4.9% 3/27/28	400,000	405,379
Sherwin-Williams Co.:
4.25% 8/8/25	420,000	417,775
4.55% 3/1/28	895,000	898,208
		8,891,646
Containers & Packaging - 0.0%
Amcor Flexibles North America, Inc. 4% 5/17/25	1,055,000	1,046,361
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5.25% 9/8/26	1,560,000	1,584,911
Newmont Corp. / Newcrest Finance Pty Ltd. 5.3% 3/15/26 (b)	450,000	454,150
Nucor Corp. 3.95% 5/23/25	525,000	521,161
POSCO 5.625% 1/17/26 (b)	1,375,000	1,388,865
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	391,808
		4,340,895
TOTAL MATERIALS		14,278,902
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.:
1.6% 4/15/26	1,593,000	1,513,306
2.4% 3/15/25	665,000	654,429
3.55% 7/15/27	645,000	626,158
Crown Castle, Inc.:
1.05% 7/15/26	1,005,000	942,412
2.9% 3/15/27	1,115,000	1,069,080
4.45% 2/15/26	905,000	900,574
5% 1/11/28	305,000	307,751
5.6% 6/1/29	515,000	533,985
Kilroy Realty LP 4.375% 10/1/25	755,000	746,707
Kite Realty Group Trust 4% 3/15/25	3,000,000	2,969,396
Realty Income Corp. 5.05% 1/13/26	230,000	229,990
Simon Property Group LP:
2% 9/13/24	380,000	379,606
3.375% 10/1/24	3,985,000	3,977,031
Ventas Realty LP 2.65% 1/15/25	2,114,000	2,090,579
WP Carey, Inc. 4% 2/1/25	1,440,000	1,430,819
		18,371,823
Real Estate Management & Development - 0.0%
Essex Portfolio LP 3.375% 4/15/26	794,000	775,855
TOTAL REAL ESTATE		19,147,678
UTILITIES - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 5.2% 1/15/29	1,165,000	1,193,550
Appalachian Power Co. 3.3% 6/1/27	1,723,000	1,668,442
ENEL Finance International NV:
1.625% 7/12/26 (b)	1,605,000	1,514,805
2.65% 9/10/24 (b)	1,775,000	1,773,890
6.8% 10/14/25 (b)(e)	200,000	204,588
Eversource Energy 4.75% 5/15/26	2,000,000	2,000,656
Exelon Corp. 5.15% 3/15/29	380,000	390,093
FirstEnergy Corp. 4.15% 7/15/27	800,000	784,767
Georgia Power Co. 5.004% 2/23/27	315,000	319,939
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,750,000	1,770,076
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,346,454
4.25% 7/27/27 (b)	630,000	626,287
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,255,000	1,182,542
4.45% 6/20/25	1,050,000	1,046,037
5.749% 9/1/25	315,000	317,593
6.051% 3/1/25	420,000	421,809
Pacific Gas & Electric Co. 3.5% 6/15/25	1,455,000	1,434,592
Southern California Edison Co. 5.35% 3/1/26	1,790,000	1,811,355
Southern Co. 5.113% 8/1/27 (e)	705,000	716,322
Vistra Operations Co. LLC 5.125% 5/13/25 (b)	465,000	462,682
		20,986,479
Gas Utilities - 0.1%
APA Infrastructure Ltd. 4.2% 3/23/25 (b)	2,740,000	2,723,164
Southern California Gas Co. 2.95% 4/15/27	815,000	786,180
		3,509,344
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC:
3.25% 6/1/25	3,000,000	2,958,051
5.6% 3/1/28	520,000	538,953
The AES Corp. 3.3% 7/15/25 (b)	820,000	803,893
		4,300,897
Multi-Utilities - 0.2%
Dominion Energy, Inc.:
1.45% 4/15/26	2,000,000	1,899,696
3.3% 3/15/25	5,000,000	4,945,534
DTE Energy Co.:
2.529% 10/1/24	1,156,000	1,153,057
4.95% 7/1/27	600,000	606,510
Engie SA 5.25% 4/10/29 (b)	385,000	394,367
NiSource, Inc. 5.25% 3/30/28	210,000	214,686
Sempra:
3.3% 4/1/25	760,000	750,738
5.4% 8/1/26	330,000	334,860
		10,299,448
TOTAL UTILITIES		39,096,168
TOTAL NONCONVERTIBLE BONDS (Cost $778,215,507)		781,516,554

U.S. Treasury Obligations - 10.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.86% to 5.32% 9/12/24 to 1/2/25	150,995,200	149,595,356
U.S. Treasury Notes:
3.75% 8/15/27	5,930,000	5,923,514
4.375% 7/31/26	40,645,000	40,949,838
4.5% 11/15/25	110,725,800	111,041,541
4.625% 6/30/26	40,310,000	40,750,891
4.875% 4/30/26	39,820,000	40,334,860
4.875% 5/31/26 (f)	40,015,000	40,576,148
5% 10/31/25	22,000,000	22,168,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $448,835,344)		451,341,007

U.S. Government Agency - Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.6%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.898% 10/1/33 (c)(d)	14,747	14,916
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.911% 7/1/35 (c)(d)	1,858	1,907
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.834% 12/1/35 (c)(d)	4,123	4,235
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.529% 8/1/37 (c)(d)	644	662
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 7.44% 5/1/38 (c)(d)	4,297	4,421
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.538% 5/1/38 (c)(d)	2,206	2,270
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.989% 4/1/38 (c)(d)	5,004	5,148
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 7.631% 8/1/38 (c)(d)	4,065	4,182
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 7.28% 5/1/38 (c)(d)	5,475	5,633
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.29% 12/1/36 (c)(d)	941	968
2% 10/1/50 to 2/1/52	433,313	356,067
2.5% 1/1/52 to 1/1/54	1,582,556	1,355,106
3% 9/1/28 to 11/1/51	2,777,579	2,526,484
3.5% 11/1/26 to 7/1/50	595,609	557,915
4% 1/1/47 to 9/1/52	3,445,091	3,271,926
4.5% 5/1/41 to 1/1/50	981,518	973,232
5% 10/1/33 to 9/1/53	2,520,519	2,536,819
5.5% 1/1/25 to 3/1/54	3,481,553	3,538,984
6% to 6% 3/1/34 to 8/1/53	6,262,632	6,425,512
6.5% 7/1/32 to 1/1/54	5,778,020	5,982,224
TOTAL FANNIE MAE		27,568,611
Freddie Mac - 0.2%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 7.26% 6/1/38 (c)(d)	9,157	9,407
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.720% 7.597% 7/1/35 (c)(d)	2,797	2,878
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.108% 2/1/37 (c)(d)	1,573	1,613
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 7.606% 10/1/36 (c)(d)	5,953	6,124
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 6.995% 5/1/38 (c)(d)	4,699	4,834
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 7.232% 5/1/37 (c)(d)	2,031	2,090
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.291% 2/1/37 (c)(d)	1,481	1,524
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.940% 6.205% 12/1/36 (c)(d)	3,718	3,824
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.276% 11/1/36 (c)(d)	2,383	2,451
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.080% 6.582% 2/1/38 (c)(d)	9,637	9,914
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.558% 2/1/37 (c)(d)	2,400	2,469
U.S. TREASURY 1 YEAR INDEX + 2.340% 6.472% 11/1/34 (c)(d)	4,071	4,134
1.5% 2/1/36	664,282	589,210
2.5% 1/1/52 to 4/1/52	1,316,182	1,134,176
3% 11/1/34	164,647	158,095
3.5% 12/1/47	546,981	511,271
4% 12/1/49	120,013	115,388
4.5% 5/1/50	109,045	107,310
5% 12/1/41	211,879	216,272
5.5% 10/1/38	1,458	1,514
6% 9/1/34 to 6/1/54	5,611,046	5,745,628
7% 3/1/39	68,234	71,460
7.5% 6/1/38	59,566	62,715
TOTAL FREDDIE MAC		8,764,301
Ginnie Mae - 0.2%
6% 7/15/36	91,243	94,075
3% 9/20/47	885,375	808,418
3.5% 8/20/44 to 7/20/52	2,830,977	2,643,314
4% 3/20/48 to 8/20/50	325,049	312,266
4.5% 9/20/40 to 7/20/41	271,546	271,255
5% 12/20/34 to 5/20/48	430,392	437,303
5.5% 9/15/45 to 4/20/53	1,858,532	1,878,574
TOTAL GINNIE MAE		6,445,205
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,868,640)		42,778,117

Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	285,166	285,936
Allegro Clo Ix Ltd. Series 2024-3A Class B1R, CME Term SOFR 3 Month Index + 1.850% 7.1361% 10/16/31 (b)(c)(d)	3,060,000	3,062,304
Ally Auto Receivables Trust:
Series 2023-A:
Class B, 6.01% 1/17/34 (b)	152,435	153,069
Class C, 6.08% 1/17/34 (b)	281,270	286,262
Series 2024-1 Class A2, 5.32% 1/15/27	3,000,000	3,000,082
Ally Bank Midvale Utah Series 2024-A:
Class B, 5.827% 5/17/32 (b)	225,809	228,547
Class C, 6.022% 5/17/32 (b)	225,809	228,769
AmeriCredit Automobile Receivables Series 2023-1 Class C, 5.8% 12/18/28	625,000	639,466
AmeriCredit Automobile Receivables Trust:
Series 2020-3 Class C, 1.06% 8/18/26	277,303	273,337
Series 2021-1:
Class C, 0.89% 10/19/26	659,571	648,156
Class D, 1.21% 12/18/26	470,000	454,511
Series 2021-2 Class D, 1.29% 6/18/27	995,000	947,535
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,769,144
Amur Equipment Finance Receivables:
Series 2021-1A:
Class C, 1.75% 6/21/27 (b)	1,335,000	1,321,293
Class E, 4.13% 3/20/28 (b)	1,265,000	1,256,286
Series 2022-1A Class C, 2.37% 4/20/28 (b)	300,000	291,426
Series 2024-1A:
Class A2, 5.38% 1/21/31 (b)	307,224	309,472
Class C, 5.55% 1/21/31 (b)	220,000	224,685
Apidos CLO Series 2024-18A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.432% 10/22/30 (b)(c)(d)	1,143,193	1,144,374
Apidos Clo Xxv Series 2024-25A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 6.432% 10/20/31 (b)(c)(d)	1,446,149	1,451,752
Applebee's/IHOP Funding LLC Series 2019-1A Class A2II, 4.723% 6/5/49 (b)	970,200	951,257
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(c)(d)	935,000	935,181
Ares Ln Funding Iii Ltd. / Ares Ln Series 2024-ALF3A Class A1R, CME Term SOFR 3 Month Index + 1.270% 6.5222% 7/25/36 (b)(c)(d)	1,485,000	1,485,138
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6058% 4/17/33 (b)(c)(d)	4,390,000	4,391,207
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (b)	1,133,000	1,143,517
Auxilior Term Funding 2024-1 L Series 2024-1A Class A3, 5.49% 7/15/31 (b)	485,000	494,653
Auxilior Term Funding LLC Series 2023-1A Class A2, 6.18% 12/15/28 (b)	916,683	925,228
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2019-2A Class A, 3.35% 9/22/25 (b)	108,333	108,207
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	528,327
Series 2022-5A Class C, 6.24% 4/20/27 (b)	300,000	301,436
Series 2024-2A Class C, 6.18% 10/20/27 (b)	210,000	211,110
Barings Clo Ltd. Series 2024-4A Class BR, CME Term SOFR 3 Month Index + 1.800% 7.1014% 10/15/30 (b)(c)(d)	1,525,000	1,526,487
Bayview Opportunity Master Fun Series 2024-CAR1 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4488% 12/26/31 (b)(c)(d)	408,700	409,353
BlueMountain CLO Ltd. Series 2024-3A Class A1R2, CME Term SOFR 3 Month Index + 1.200% 6.3181% 11/15/30 (b)(c)(d)	1,597,975	1,598,909
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	1,147,370	1,148,715
Series 2024-1 Class A2A, 5.1% 7/27/26	1,978,002	1,978,494
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	1,337,880	1,339,011
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	1,565,000	1,570,585
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	763,953	744,143
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	3,342,281	3,352,432
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	701,795	701,365
Carmax Series 2023-3:
Class B, 5.47% 2/15/29	315,000	321,260
Class C, 5.61% 2/15/29	975,000	993,905
Class D, 6.44% 12/16/30	350,000	359,824
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	533,567
Series 2023 2 Class A2A, 5.5% 6/15/26	700,459	700,574
Series 2023 2:
Class C, 5.57% 11/15/28	955,000	969,803
Class D, 6.55% 10/15/29	635,000	653,060
Carmax Auto Owner Trust:
Series 2024-1:
Class A2A, 5.3% 3/15/27	2,420,240	2,421,308
Class A4, 4.94% 8/15/29	265,000	268,966
Class C, 5.47% 8/15/29	505,000	512,316
Series 2024-2:
Class A2A, 5.65% 5/17/27	2,456,000	2,467,831
Class D, 6.42% 10/15/30	70,000	72,200
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	1,665,140	1,671,352
Carmax Auto Owner Trust 2024-3 Series 2024-3:
Class A2A, 5.21% 9/15/27	2,158,000	2,169,100
Class A4, 4.85% 1/15/30	200,000	202,715
Class D, 5.67% 1/15/31	255,000	258,806
Carmax Select Receivables Trust Series 2024-A:
Class A2A, 5.78% 9/15/27	151,000	151,625
Class B, 5.35% 1/15/30	270,000	274,592
Class C, 5.62% 1/15/30	1,150,000	1,173,385
Carvana Auto Receivables Trust:
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	417,013
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	106,233	103,549
Series 2024-N2 Class B, 5.67% 9/10/30 (b)	815,000	830,087
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(c)(d)	1,089,000	1,089,199
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/33 (b)(c)(d)	5,722,000	5,727,762
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/30 (b)(c)(d)	473,085	473,234
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	205,269	201,410
Chase Auto Credit Linked Notes Series 2021-3 Class B, 0.76% 2/26/29 (b)	531,143	522,072
Chase Auto Owner Trust:
Series 2024-1A Class A2, 5.48% 4/26/27 (b)	1,941,970	1,945,103
Series 2024-4A Class A2, 5.25% 9/27/27 (b)	2,442,000	2,452,217
Chase Auto Owner Trust 24-3 Series 2024-3A Class A2, 5.53% 9/27/27 (b)	1,323,000	1,329,950
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.698% 4/15/33 (b)(c)(d)	368,746	368,745
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,391,401	1,400,040
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	270,608	274,528
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	505,995	510,973
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	171,537	142,656
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	1,139,000	1,146,982
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	2,469,462	2,470,578
Series 2024-2 Class A2A, 5.54% 11/16/26 (b)	2,437,000	2,443,206
Cnh Equipment Trust:
Series 2024-25A Class D2, 5.23% 11/17/31	435,000	446,182
Series 2024-B Class A3, 5.19% 9/17/29	490,000	499,292
Crossroads Asset Trust Series 2024-A Class A2, 5.9% 8/20/30 (b)	415,000	419,997
Cyrusone Data Centers Issuer I:
Series 2024-1A Class A2, 4.76% 3/22/49 (b)	215,000	208,032
Series 2024-2A Class A2, 4.5% 5/20/49 (b)	1,910,000	1,835,523
Daimler Trucks Retail Trust 20:
Series 2023-1 Class A2, 6.03% 9/15/25	508,360	508,981
Series 2024-1 Class A2, 5.6% 4/15/26	3,000,000	3,005,979
Dell Equipment Finance Trust 2:
Series 2023-3:
Class A2, 6.1% 4/23/29 (b)	1,761,805	1,766,456
Class D, 6.75% 10/22/29 (b)	100,000	103,024
Series 2024-1:
Class A2, 5.58% 3/22/30 (b)	1,950,000	1,958,282
Class D, 6.12% 9/23/30 (b)	195,000	199,380
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	736,107	736,731
Discover Card Execution Note Trust Series 2022-A1 Class A1, 1.96% 2/15/27	5,000,000	4,928,063
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	172,842	173,435
Class A3, 5.64% 2/22/28 (b)	660,000	672,334
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (b)	839,401	838,791
Series 2024-1A Class A2, 5.5% 8/20/27 (b)	1,013,000	1,019,635
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	1,046,528	1,047,563
DLLST Series 2024-1A:
Class A2, 5.33% 1/20/26 (b)	1,587,000	1,586,938
Class A3, 5.05% 8/20/27 (b)	245,000	245,938
Class A4, 4.93% 4/22/30 (b)	65,000	65,565
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	1,106,652	1,107,721
Driven Brands Funding LLC Series 2019-1A Class A2, 4.641% 4/20/49 (b)	727,650	716,885
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6474% 7/17/34 (b)(c)(d)	1,867,000	1,869,707
Elara Hgv Timeshare Issuer LLC Series 2023-A:
Class A, 6.16% 2/25/38 (b)	237,825	244,538
Class C, 7.3% 2/25/38 (b)	325,637	335,616
Enterprise Fleet Financing:
Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,159,881	1,166,855
Series 2024-2 Class A2, 5.74% 12/20/26 (b)	460,000	464,281
Enterprise Fleet Financing 202 Series 2024-3:
Class A2, 5.31% 4/20/27 (b)	1,790,000	1,802,312
Class A3, 4.98% 8/21/28 (b)	295,000	298,846
Class A4, 5.06% 3/20/31 (b)	205,000	208,446
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,745,926	1,778,443
Enterprise Fleet Financing LLC:
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	222,641	221,045
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	250,357	249,090
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	2,652,000	2,667,911
Exeter Automobile Receivables:
Series 2023-1A Class D, 6.69% 6/15/29	80,000	81,768
Series 2024-4A Class C, 5.48% 8/15/30	850,000	858,577
Finance of America HECM Buyout Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,094,409	1,074,272
Firstkey Homes 2020-Sfr2 Series 2020-SFR2 Class D, 1.968% 10/19/37 (b)	1,100,000	1,053,516
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.5866% 7/15/36 (b)(c)(d)	2,797,000	2,807,038
Ford Credit Auto Lease Trust:
Series 2022-A Class C, 4.18% 10/15/25	2,030,000	2,027,343
Series 2023-B:
Class A2A, 5.9% 2/15/26	881,840	882,714
Class B, 6.2% 2/15/27	250,000	254,419
Class C, 6.43% 4/15/27	575,000	590,143
Series 2024-A Class A2A, 5.24% 7/15/26	1,834,958	1,834,929
Ford Credit Auto Owner Trust:
Series 2020-1:
Class A, 2.04% 8/15/31 (b)	2,000,000	1,970,952
Class B, 2.29% 8/15/31 (b)	740,000	729,386
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	546,565
Series 2023-A Class B, 5.07% 1/15/29	1,495,000	1,510,521
Series 2023-B Class A2A, 5.57% 6/15/26	1,487,678	1,488,430
Ford Credit Floorplan Master Owner Trust:
Series 2019-4 Class A, 2.44% 9/15/26	5,000,000	4,995,500
Series 2023-1:
Class C, 5.75% 5/15/28 (b)	405,000	409,040
Class D, 6.62% 5/15/28 (b)	750,000	762,016
Series 2024-1 Class B, 5.48% 4/15/29 (b)	550,000	560,002
Fordl 2023-A Series 2023-A Class C, 5.54% 12/15/26	1,445,000	1,450,090
FORDO Series 2024-B Class A2A, 5.4% 4/15/27	2,077,000	2,088,775
Fortress Credit Bsl Xv Ltd. Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.6792% 10/18/33 (b)(c)(d)	2,310,000	2,308,037
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1988% 11/25/43 (b)(c)(d)	278,616	281,915
GM Financial Automobile Leasing Trust:
Series 2023-1:
Class A3, 5.16% 4/20/26	3,078,229	3,076,420
Class C, 5.76% 1/20/27	955,000	960,258
Series 2023-2 Class A2A, 5.44% 10/20/25	64,532	64,539
Series 2024-2:
Class A2A, 5.43% 9/21/26	2,000,000	2,010,215
Class B, 5.56% 5/22/28	1,175,000	1,196,120
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	1,980,454	1,980,530
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	241,407	241,318
Series 2023-3 Class A2A, 5.74% 9/16/26	1,002,150	1,003,450
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	760,454	759,956
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class C, 1.05% 5/18/26	420,000	419,126
Series 2023-4 Class A2A, 5.89% 11/16/26	2,060,868	2,065,971
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	2,932,620	2,934,013
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	1,563,771	1,564,598
Goldentree Ln Management U.S. Clo 11 L Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6736% 10/20/34 (b)(c)(d)	1,365,000	1,365,666
Hardee's Funding LLC / Carl's Jr. Funding LLC:
Series 2018-1A Class A23, 5.71% 6/20/48 (b)	678,600	659,707
Series 2020-1A Class A2, 3.981% 12/20/50 (b)	2,012,025	1,863,906
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	2,045,161	2,050,766
Hilton Grand Vacations Trust Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	214,252	206,914
Class B, 4.22% 2/25/39 (b)	330,098	324,569
Hilton Grand Vacations Trust 2:
Series 2022-1D Class A, 3.61% 6/20/34 (b)	179,866	175,556
Series 2023-1A:
Class B, 6.11% 1/25/38 (b)	955,830	975,821
Class C, 6.94% 1/25/38 (b)	177,263	183,199
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	853,701	837,100
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	639,380	639,151
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	1,352,591	1,354,095
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	2,384,000	2,395,169
HPEFS Equipment Trust:
Series 2021-2A Class D, 1.29% 3/20/29 (b)	443,246	440,810
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	129,522	129,494
Series 2024-1A:
Class A2, 5.38% 5/20/31 (b)	3,000,000	3,002,186
Class C, 5.33% 5/20/31 (b)	1,220,000	1,230,817
Series 2024-2A:
Class A2, 5.5% 10/20/31 (b)	1,449,000	1,457,204
Class B, 5.35% 10/20/31 (b)	170,000	172,770
Class D, 5.82% 4/20/32 (b)	420,000	428,807
Hpefs Equipment Trust 2023-2 Series 2023-2A:
Class C, 6.48% 1/21/31 (b)	210,000	214,089
Class D, 6.97% 7/21/31 (b)	215,000	221,154
HPEFS Equiptment Trust:
Series 2023 1A Class C, 5.91% 4/20/28 (b)	535,000	539,822
Series 2023-1A Class B, 5.73% 4/20/28 (b)	985,000	991,558
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	2,674,561	2,679,864
Huntington Bank Auto Credit Series 2024-1 Class B1, 6.153% 5/20/32 (b)	1,193,412	1,207,628
Hyundai Auto Lease Securitizat:
Series 2023-B Class A2A, 5.47% 9/15/25 (b)	184,897	184,902
Series 2023-C Class A2A, 5.85% 3/16/26 (b)	1,949,029	1,953,923
Series 2024-B Class A2A, 5.51% 10/15/26 (b)	2,380,000	2,391,072
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.35% 11/17/25	103,192	103,185
Series 2023-B Class A2A, 5.77% 5/15/26	1,184,807	1,186,469
Series 2023-C Class A2A, 5.8% 1/15/27	1,694,402	1,699,229
Series 2024-A Class A2A, 5.29% 4/15/27	2,425,000	2,428,209
Jack In The Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/52 (b)	769,500	728,765
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	3,025,000	3,029,551
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	1,363,247	1,364,044
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.532% 7/20/36 (b)(c)(d)	2,500,000	2,500,985
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/27 (b)	895,000	902,391
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/31 (b)(c)(d)	1,000,132	1,000,660
Class BR, CME Term SOFR 3 Month Index + 1.810% 7.0752% 7/27/31 (b)(c)(d)	1,110,000	1,112,210
Madison Park Funding Xxiv Ltd. Series 2024-24A Class CR2, CME Term SOFR 3 Month Index + 2.050% 7.332% 10/20/29 (b)(c)(d)	855,000	855,808
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME Term SOFR 3 Month Index + 1.290% 6.5914% 10/15/32 (b)(c)(d)	1,910,000	1,911,264
Madison Pk Funding Xlii Ltd. Series 2024-13A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.433% 11/21/30 (b)(c)(d)	1,539,089	1,540,271
Madison Pk Funding Xxix Ltd. / Madi Series 2024-29A Class BR, CME Term SOFR 3 Month Index + 1.800% 7.0792% 10/18/30 (b)(c)(d)	1,965,000	1,969,885
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.5258% 7/15/36 (b)(c)(d)	2,408,000	2,409,503
Marathon Static CLO Ltd. Series 2024-18A Class A1R2, CME Term SOFR 3 Month Index + 1.150% 6.432% 7/20/30 (b)(c)(d)	1,068,358	1,068,556
Marble Point CLO Ltd.:
Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.270% 6.5577% 7/16/31 (b)(c)(d)	498,934	499,229
Series 2024-2A Class A12R, CME Term SOFR 3 Month Index + 1.200% 6.482% 1/20/32 (b)(c)(d)	2,045,703	2,045,684
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	144,666	145,173
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	2,981,000	2,997,787
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	69,930	69,918
Series 2023-2 Class A2, 5.92% 11/16/26	1,373,305	1,377,236
Series 2024-1 Class A2A, 5.06% 5/17/27	2,504,551	2,503,497
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	115,634	109,156
Midocean Credit Clo Vi Series 2024-6A Class ARRR, CME Term SOFR 3 Month Index + 1.230% 6.512% 4/20/33 (b)(c)(d)	890,000	890,142
Midocean Credit Clo Xi Ltd. / Midocean Credit Clo Xi LLC Series 2023-11A:
Class A1R, CME Term SOFR 3 Month Index + 1.730% 7.0092% 10/18/33 (b)(c)(d)	530,000	531,552
Class BR, CME Term SOFR 3 Month Index + 2.650% 7.9292% 10/18/33 (b)(c)(d)	790,000	791,744
MMAF Equipment Finance LLC:
Series 2021-A Class A5, 1.19% 11/13/43 (b)	215,000	203,742
Series 2023-A Class A2, 5.79% 11/13/26 (b)	1,407,243	1,412,163
MVW LLC:
Series 2020-1A:
Class A, 1.74% 10/20/37 (b)	227,628	217,357
Class B, 2.73% 10/20/37 (b)	160,616	154,456
Series 2023 1A Class A, 4.93% 10/20/40 (b)	780,323	784,813
MVW Owner Trust Series 2021-1WA:
Class B, 1.44% 1/22/41 (b)	59,767	56,406
Class C, 1.94% 1/22/41 (b)	95,342	89,412
Mvwot Series 2023-2A:
Class A, 6.18% 11/20/40 (b)	242,937	250,720
Class B, 6.33% 11/20/40 (b)	155,940	160,353
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	228,703	221,039
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	1,521,200	1,435,902
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	394,794	388,079
Series 2019-GA Class A, 2.4% 10/15/68 (b)	164,601	157,551
Series 2020-DA Class A, 1.69% 5/15/69 (b)	271,367	253,632
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	396,507	381,640
Navistar Financial Dealer Note Master Trust:
Series 2023-1 Class A, 6.18% 8/25/28 (b)	900,000	910,030
Series 2024-1:
Class A, 5.59% 4/25/29 (b)	180,000	182,210
Class B, 5.79% 4/25/29 (b)	100,000	101,226
Class C, 6.13% 4/25/29 (b)	155,000	156,889
Nelnet Student Loan Trust:
Series 2005-4 Class A4, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7949% 3/22/32 (c)(d)	256,645	249,777
Series 2020-1A Class A, CME Term SOFR 1 Month Index + 0.850% 6.1324% 3/26/68 (b)(c)(d)	160,087	159,454
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	839,644	775,510
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	299,636	278,516
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(c)(d)	2,519,000	2,520,260
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6077% 4/16/33 (b)(c)(d)	451,667	452,373
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5474% 7/17/32 (b)(c)(d)	4,100,000	4,103,768
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	2,468,157	2,473,303
Nissan Master Owner Trust Receiva Series 2024-A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.0235% 2/15/28 (b)(c)(d)	3,000,000	3,004,203
Northwoods Capital Xiv-B Ltd. Series 2024-14BA Class AR, CME Term SOFR 3 Month Index + 1.250% 6.3627% 11/13/31 (b)(c)(d)	843,778	843,416
Oaktree CLO Series 2024-2A Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8514% 7/15/33 (b)(c)(d)	1,125,000	1,125,466
OCP CLO Ltd. Series 2014-7A Class A1RR, CME Term SOFR 3 Month Index + 1.380% 6.6636% 7/20/29 (b)(c)(d)	610,198	610,812
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, CME Term SOFR 3 Month Index + 1.810% 7.113% 7/15/30 (b)(c)(d)	1,320,000	1,320,746
Octagon Investment Partners 39 Series 2024-3A Class AR, CME Term SOFR 3 Month Index + 1.150% 6.432% 10/20/30 (b)(c)(d)	1,441,682	1,443,726
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/30 (b)	394,470	397,481
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	89,144	87,844
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	776,389
Series 2023-1A Class A, 5.87% 5/21/29 (b)	97,390	97,688
Octane Receivables Trust 2023- Series 2023-3A:
Class B, 6.48% 7/20/29 (b)	230,000	235,769
Class C, 6.74% 8/20/29 (b)	100,000	103,362
OZLM Ltd.:
Series 2024-21A Class A1R, CME Term SOFR 3 Month Index + 1.150% 6.432% 1/20/31 (b)(c)(d)	1,438,454	1,436,433
Series 2024-2A Class A1A2, CME Term SOFR 3 Month Index + 1.200% 6.4554% 7/30/31 (b)(c)(d)	851,926	851,941
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(c)(d)	1,560,000	1,560,368
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/29 (b)	100,000	100,642
Progress Residential Trust Series 2021-SFR8:
Class B, 1.681% 10/17/38 (b)	496,000	466,157
Class C, 1.931% 10/17/38 (b)	900,000	845,807
Romark Clo Ii Ltd. Series 2024-2A Class A2R, CME Term SOFR 3 Month Index + 1.650% 6.9346% 7/25/31 (b)(c)(d)	2,150,000	2,152,750
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.673% 7/15/36 (b)(c)(d)	1,320,000	1,320,062
Sabey Data Ctr Issuer LLC Series 2021-1 Class A2, 1.881% 6/20/46 (b)	550,000	516,694
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	18,455	18,357
Series 2022-B Class C, 5.916% 8/16/32 (b)	45,776	45,797
Series 2022-C:
Class A2, 6.024% 12/15/32 (b)	149,693	151,862
Class D, 8.197% 12/15/32 (b)	437,307	441,896
Series 2022-C, Class B, 6.451% 12/15/32 (b)	396,491	398,129
Series 2023-A Class B, 6.493% 6/15/33 (b)	242,391	243,826
Series 2023-B:
Class A2, 5.644% 12/15/33 (b)	189,726	192,783
Class D, 6.663% 12/15/33 (b)	595,000	602,196
Series 2024-A:
Class B, 5.622% 6/15/32 (b)	345,000	347,346
Class C, 5.818% 6/15/32 (b)	420,000	423,693
Santander Consumer Auto Receivables Trust Series 2021 AA Class D, 1.57% 1/15/27 (b)	801,000	772,101
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	2,209,000	2,216,125
Santander Drive Auto Receivables Trust:
Series 2021-4:
Class D, 1.67% 10/15/27	1,310,000	1,275,398
Class E, 4.03% 3/15/29 (b)	3,500,000	3,434,128
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,955,829
Santander Retail Auto Lease Trust Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	442,233
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,573,799
1.631% 5/15/51 (b)	694,000	643,381
1.884% 7/15/50 (b)	565,000	540,707
2.328% 7/15/52 (b)	440,000	403,159
6.599% 11/15/52 (b)	1,160,000	1,199,564
Sbna Auto Lease Trust Series 2024-B:
Class A2, 5.67% 11/20/26 (b)	1,788,000	1,794,128
Class A4, 5.55% 12/20/28 (b)	1,080,000	1,102,365
SBNA Auto Lease Trust 2024-A Series 2024-A:
Class A3, 5.39% 11/20/26 (b)	260,000	261,489
Class A4, 5.24% 1/22/29 (b)	250,000	252,524
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/32 (b)	430,000	449,082
Scf Equipment Leasing 2021-1 LLC / Series 2021-1A Class E, 3.56% 8/20/32 (b)	1,625,000	1,587,709
Seb Funding LLC Series 2024-1A Class A2, 7.386% 4/30/54 (b)	1,130,000	1,155,481
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	156,041	156,330
Sfs Auto Receivables Securitization Trust:
Series 2024-1A:
Class A2, 5.35% 6/21/27 (b)	820,923	821,039
Class A3, 4.95% 5/21/29 (b)	285,000	286,658
Class C, 5.51% 1/20/32 (b)	95,000	96,972
Series 2024-2A:
Class A2, 5.71% 10/20/27 (b)	2,500,000	2,510,207
Class A4, 5.26% 8/20/30 (b)	290,000	297,450
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	62,059	61,926
Series 2020-2A:
Class B, 2.32% 7/20/37 (b)	488,573	476,230
Class C, 3.51% 7/20/37 (b)	119,812	117,608
Series 2021-1A Class B, 1.34% 11/20/37 (b)	86,662	83,186
Series 2021-2A:
Class B, 1.8% 9/20/38 (b)	154,297	147,248
Class C, 1.95% 9/20/38 (b)	322,806	306,345
SMB Private Education Loan Trust:
Series 2016-C Class A2B, CME Term SOFR 1 Month Index + 1.210% 6.5514% 9/15/34 (b)(c)(d)	67,308	67,350
Series 2018-B Class A2B, CME Term SOFR 1 Month Index + 0.830% 6.1714% 1/15/37 (b)(c)(d)	452,282	450,706
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	188,048	174,995
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,155,203	1,076,094
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	52,462	52,460
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.623% 7/15/32 (b)(c)(d)	3,117,000	3,119,914
Symphony CLO XXIII Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.280% 6.583% 1/15/34 (b)(c)(d)	5,281,921	5,284,514
Class BR, CME Term SOFR 3 Month Index + 1.860% 7.163% 1/15/34 (b)(c)(d)	1,250,000	1,249,904
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(c)(d)	436,222	436,658
Symphony Static CLO Ltd. Series 2021-1A Class B, CME Term SOFR 3 Month Index + 1.710% 6.9962% 10/25/29 (b)(c)(d)	1,385,000	1,385,891
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.3232% 11/18/30 (b)(c)(d)	1,296,530	1,297,712
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	198,747	198,839
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	563,356	564,219
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	1,191,405	1,192,218
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	2,428,210	2,431,041
Thl Credit Wind River 18-2 Clo Series 2024-2A Class A1R, CME Term SOFR 3 Month Index + 1.200% 6.501% 7/15/30 (b)(c)(d)	1,075,000	1,075,381
THL Credit Wind River CLO Ltd. Series 2024-1A Class A1R3, CME Term SOFR 3 Month Index + 1.200% 6.482% 10/20/30 (b)(c)(d)	1,670,599	1,671,429
Tiaa Clo I Ltd. Series 2024-1A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.532% 7/20/31 (b)(c)(d)	2,970,548	2,971,878
Towd Point Mortgage Trust:
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	44,547	44,033
Series 2019-1 Class A1, 3.75% 3/25/58 (b)(c)	394,401	381,386
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	581,133	580,975
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	1,358,042	1,361,888
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	428,222	428,021
Series 2023-C Class A2A, 5.6% 8/17/26	1,466,786	1,468,412
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (b)	2,443,590	2,443,667
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	1,200,497	1,203,420
Tricon Residential Trust Series 2024-SFR2:
Class A, 4.75% 6/17/40 (b)	559,652	557,635
Class D, 6% 6/17/40 (b)	1,020,000	1,024,535
Trinitas Clo Ix Ltd. Series 2024-9A Class ARRR, CME Term SOFR 3 Month Index + 1.200% 6.4636% 1/20/32 (b)(c)(d)	1,345,000	1,345,901
Trinitas Clo Vi Ltd. / Trinitas Series 2024-6A Class ARRR, CME Term SOFR 3 Month Index + 1.330% 6.6146% 1/25/34 (b)(c)(d)	2,310,000	2,304,103
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	970,391	971,507
USCLN Series 2023-1 Class B, 6.789% 8/25/32 (b)	166,734	168,588
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)	812,624	825,499
Verdant Receivables LLC Series 2024-1A Class A2, 5.68% 12/12/31 (b)	255,000	259,732
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,891,000	1,888,284
Series 2023-5 Class A1A, 5.61% 9/8/28	2,177,000	2,194,672
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	1,958,917	1,961,409
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A2A, 5.5% 12/21/26	1,347,045	1,348,054
Series 2023-2 Class A2A, 5.72% 3/22/27	1,977,910	1,985,318
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(c)(d)	1,888,000	1,888,000
Voya Clo Ltd. Series 2024-3A Class BR2, CME Term SOFR 3 Month Index + 1.800% 7.1014% 10/15/31 (b)(c)(d)	1,770,000	1,770,292
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,280,811	1,289,591
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,280,000	1,292,772
Series 2024-2A Class A1, 4.87% 6/21/39 (b)	695,000	697,955
World Omni Auto Receivables Trust:
Series 2022-A:
Class A3, 1.66% 5/17/27	644,180	630,812
Class C, 2.55% 9/15/28	600,000	577,566
Series 2023-C Class A2A, 5.57% 12/15/26	1,303,844	1,304,795
Series 2023-D Class A2A, 5.91% 2/16/27	1,005,821	1,008,940
Series 2024-B Class A2A, 5.48% 9/15/27	2,154,000	2,162,815
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	161,204	161,237
World Omni Automobile Lease Se Series 2024-A Class A2A, 5.32% 2/16/27	2,252,000	2,261,585
World Omni Select Auto Trust:
Series 2020-A Class C, 1.25% 10/15/26	221,554	220,648
Series 2023-A Class B, 5.87% 8/15/28	280,000	283,845
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	2,265,000	2,273,344
TOTAL ASSET-BACKED SECURITIES (Cost $369,312,755)		370,523,817

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Angel Oak Mortgage Trust:
sequential payer:
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	426,547	366,431
Class A2, 1.115% 1/25/66 (b)	124,922	107,597
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	393,478	337,735
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	350,406	288,911
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	344,353	329,200
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,518,605	1,431,559
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	705,999	626,434
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,399,568	1,243,715
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	897,713	788,267
Class A3, 2.625% 6/25/56 (b)	281,635	248,108
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	108,259	107,163
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	393,125	369,166
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	360,281	344,545
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	1,542,129	1,523,469
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	175,417	147,404
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	389,105	331,562
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	42,964	40,979
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	68,926	64,073
Series 2021-2 Class A3, 1.26% 4/25/66 (b)	167,821	148,842
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	58,087	55,216
Series 2021-2 Class A3, 1.291% 6/25/66 (b)	236,007	194,226
Series 2021-3 Class A3, 1.55% 9/25/66 (b)	242,616	201,682
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, CME Term SOFR 1 Month Index + 0.960% 6% 3/25/50 (b)(c)(d)	204,759	195,913
Freddie Mac Stacr Remic Trust floater Series 2024-HQA1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.250% 6.5988% 3/25/44 (b)(c)(d)	1,314,807	1,317,319
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	562,335
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	539,853
Series 2018-1 Class A33, 3.5% 11/25/57 (b)	50,204	46,284
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	43,179	42,088
Class A32, 4% 2/25/59 (b)	21,827	20,863
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 5.8209% 7/25/44 (b)(c)	5,120	5,149
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,298,101	1,298,908
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	384,848	329,587
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	140,007	125,148
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	173,386	152,379
Morgan Stanley Residential Mortgage Loan Trust Series 2023-NQM1 Class A2, 7.53% 9/25/68 (b)	216,286	221,053
New Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,342,887	1,197,681
Obx 2023-Nqm10 Trust Series 2023-NQM10 Class A2, 6.92% 10/25/63 (b)	85,814	87,188
OBX Trust:
floater:
Series 2019-EXP2 Class 2A2, CME Term SOFR 1 Month Index + 1.310% 6.4386% 6/25/59 (b)(c)(d)	107,172	105,728
Series 2020-EXP1 Class 2A2, CME Term SOFR 1 Month Index + 1.060% 6.3424% 2/25/60 (b)(c)(d)	133,244	128,548
sequential payer Series 2021-NQM1 Class A2, 1.175% 2/25/66 (b)	250,084	212,893
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	296,154	259,717
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	357,710	308,007
Class A9, 3% 5/25/60 (b)	87,999	75,203
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	79,765	72,015
Series 2023-NQM9 Class A2, 7.513% 10/25/63 (b)	83,786	85,737
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	71,667	69,810
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	89,933	84,393
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	40,131	37,659
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	5,425	5,328
SG Residential Mortgage Trust Series 2020-2 Class A1, 1.381% 5/25/65 (b)	142,946	130,003
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	266,155	256,939
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	332,583	313,681
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	306,951	288,032
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	901,899	796,130
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	159,757	140,298
Verus Securitization Trust:
Series 2019-INV2 Class A2, 4.117% 7/25/59 (b)	92,042	91,609
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	100,396	94,985
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	156,851	140,043
Class A3, 1.155% 1/25/66 (b)	92,685	82,775
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	227,417	200,526
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	320,853	273,046
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	59,484	56,129
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	288,036	265,250
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,493,608	1,368,686
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	515,185	518,443
Series 2023-6 Class A2, 6.939% 9/25/68 (b)	387,419	392,927
Series 2023-7 Class A2, 7.272% 10/25/68 (b)	150,920	153,833
Series 2023-8 Class A2, 6.6642% 12/25/68 (b)	326,609	330,679
Series 2023-INV3 Class A2, 7.33% 11/25/68 (b)	375,826	384,555
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	567,702	538,945
TOTAL PRIVATE SPONSOR		23,700,584
U.S. Government Agency - 0.0%
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	366,326	347,030
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	45,940	45,405
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9988% 1/25/34 (b)(c)(d)	219,080	220,048
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 7.1488% 11/25/41 (b)(c)(d)	555,000	560,601
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2988% 6/25/42 (b)(c)(d)	829,198	851,212
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8599% 5/25/47 (b)(c)	26,346	25,720
TOTAL U.S. GOVERNMENT AGENCY		2,050,016
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,673,887)		25,750,600

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, CME Term SOFR 1 Month Index + 1.260% 6.6015% 4/15/34 (b)(c)(d)	1,315,000	1,180,512
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(c)(d)	1,014,000	999,593
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	39,686	36,656
Bank 2024-Bnk47 sequential payer Series 2024-BNK47 Class A1, 5.523% 6/15/57	195,229	198,508
Bank5 2024-5Yr8 Series 2024-5YR8 Class A/S, 6.378% 8/15/57 (c)	740,000	770,118
Bank5 2024-5Yr9 sequential payer Series 2024-5YR9 Class A1, 4.8894% 8/15/57	945,000	947,841
Bbcms Trust sequential payer Series 2024-5C27 Class A1, 5.502% 7/15/57	261,511	265,434
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2505% 6/15/38 (b)(c)(d)	500,000	462,703
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A/S, 6.0641% 8/15/57 (c)	1,025,000	1,055,440
Benchmark Mortgage Trust sequential payer Series 2024-V6 Class A1, 5.5678% 10/15/28	449,415	455,723
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(c)(d)	2,040,000	1,983,800
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(d)	434,000	431,830
Bmark 2024-V8 sequential payer Series 2024-V8 Class A1, 5.514% 7/15/57	482,392	489,518
BMO sequential payer Series 2024-C8 Class A1, 5.5422% 3/15/57	501,414	507,842
Bmo 2024-5C5 Mtg Trust Series 2024-5C5 Class A/S, 6.3638% 2/15/57 (c)	1,055,000	1,099,498
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(c)(d)	571,000	568,680
BPR Trust floater:
Series 2021-TY Class B, CME Term SOFR 1 Month Index + 1.260% 6.6015% 9/15/38 (b)(c)(d)	780,000	764,683
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(c)(d)	3,529,000	3,533,411
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, CME Term SOFR 1 Month Index + 2.010% 7.3515% 8/15/38 (b)(c)(d)	322,220	241,741
BX Commercial Mortgage Trust:
floater:
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0874% 10/15/26 (b)(c)(d)	1,599,448	1,577,956
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(c)(d)	1,872,000	1,853,865
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (b)(c)(d)	1,153,521	1,141,265
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(c)(d)	1,972,494	1,954,002
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(c)(d)	564,677	566,089
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(c)(d)	1,005,541	996,128
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(c)(d)	1,557,963	1,540,923
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(d)	1,025,340	1,024,059
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.9782% 5/15/41 (b)(c)	2,226,780	2,222,608
Class B, CME Term SOFR 1 Month Index + 1.840% 7.1779% 5/15/41 (b)(c)(d)	941,226	929,461
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.3015% 11/15/38 (b)(c)(d)	1,725,389	1,708,674
Series 2021-ARIA Class C, CME Term SOFR 1 Month Index + 1.760% 7.0975% 10/15/36 (b)(c)(d)	590,000	579,688
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(c)(d)	1,173,836	1,175,302
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(d)	1,492,513	1,485,967
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	534,853
Series 2015-GC27 Class A5, 3.137% 2/10/48	3,000,000	2,986,030
COMM Mortgage Trust:
sequential payer Series 2017-PANW Class A, 3.244% 10/10/29 (b)	100,000	93,700
Series 2014-CR15 Class B, 4.0293% 2/10/47 (c)	484,762	467,748
Series 2014-UBS2 Class B, 4.701% 3/10/47	135,290	129,434
Series 2017-PANW Class D, 4.3428% 10/10/29 (b)(c)	345,000	309,293
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	246,156	234,604
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	932,323
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	659,014
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	997,340	973,700
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(c)(d)	2,552,030	2,518,534
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5315% 7/15/38 (b)(c)(d)	776,365	772,969
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1515% 7/15/38 (b)(c)(d)	733,184	726,780
Freddie Mac Series 2023-K753 Class A1, 4.6% 6/25/30	564,852	573,155
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, CME Term SOFR 1 Month Index + 1.860% 7.2015% 5/15/26 (b)(c)(d)	685,000	534,440
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(c)(d)	1,087,000	1,070,715
Hilt Commercial Mortgage Trust floater Series 2024-ORL Class B, CME Term SOFR 1 Month Index + 1.940% 7.2776% 5/15/37 (b)(c)(d)	965,000	959,576
Hyt Commercial Mortgage Trust floater Series 2024-RGCY Class A, CME Term SOFR 1 Month Index + 1.840% 7.1801% 9/15/41 (b)(c)(d)	1,595,000	1,591,513
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, CME Term SOFR 1 Month Index + 2.130% 7.4715% 10/15/33 (b)(c)(d)	995,000	924,952
Class C, CME Term SOFR 1 Month Index + 2.530% 7.8715% 10/15/33 (b)(c)(d)	805,000	715,034
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD:
Class A, CME Term SOFR 1 Month Index + 1.610% 6.9515% 9/15/29 (b)(c)(d)	742,319	697,885
Class C, CME Term SOFR 1 Month Index + 2.210% 7.5515% 9/15/29 (b)(c)(d)	575,000	478,769
KNDR Trust floater Series 2021-KIND Class C, CME Term SOFR 1 Month Index + 1.860% 7.2045% 8/15/38 (b)(c)(d)	972,018	941,930
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(c)(d)	2,874,000	2,811,728
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(c)(d)	1,316,603	1,292,409
Medical Commercial Mtg Trust 2024-Mob floater Series 2024-MOB Class A, CME Term SOFR 1 Month Index + 1.590% 6.9284% 5/15/41 (b)(c)(d)	995,000	988,165
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(c)(d)	907,000	897,080
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, CME Term SOFR 1 Month Index + 1.210% 6.5524% 4/15/38 (b)(c)(d)	595,602	590,019
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.234% 8/15/33 (b)(c)(d)	3,654,512	2,983,361
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,136,320
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(d)	580,490	585,570
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (b)(c)(d)	2,464,100	2,423,288
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2515% 4/15/36 (b)(c)(d)	650,000	643,271
SDR Commercial Mortgage Trust floater Series 2024-DSNY Class B, CME Term SOFR 1 Month Index + 1.740% 7.078% 5/15/39 (b)(c)(d)	790,000	780,125
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(d)	1,677,381	1,656,938
Texas Trust 2024-Hou floater Series 2024-HOU Class B, CME Term SOFR 1 Month Index + 2.090% 7.4276% 6/15/39 (b)(c)(d)	1,070,000	1,056,922
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.482% 7/20/32 (b)(c)(d)	4,000,000	4,000,656
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C28 Class A3, 3.29% 5/15/48	1,189,812	1,174,107
Series 2015-NXS2 Class A2, 3.02% 7/15/58	76,633	75,707
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $79,745,298)		77,672,135

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26 (Cost $5,000,000)	5,000,000	5,072,522

Commercial Paper - 0.2%
	Principal Amount (a)	Value ($)
Bacardi Martini BV yankee 0% 9/26/24	2,300,000	2,290,056
Brunswick Corp. 0% 9/27/24	2,300,000	2,290,012
Crown Castle, Inc. 0% 9/26/24	2,300,000	2,290,056
Targa Resources Corp. 0% 10/3/24 (b)	2,305,000	2,292,350
TOTAL COMMERCIAL PAPER (Cost $9,164,717)		9,162,474

Short-Term Funds - 58.8%
	Shares	Value ($)
Short-Term Funds - 58.8%
Baird Short-Term Bond Fund - Institutional Class	14,517,527	138,206,855
Baird Ultra Short Bond Fund Institutional Class	39,375,772	398,876,572
BlackRock Ultra Short-Term Bond ETF (g)	4,726,091	239,660,075
Fidelity SAI Short-Term Bond Fund (h)	10,825,864	105,443,911
iShares 1-3 Year Treasury Bond ETF (g)	3,139,948	259,987,694
iShares Short Treasury Bond ETF (g)	92,017	10,177,080
JPMorgan Ultra-Short Income ETF (g)	8,728,247	442,260,275
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	22,045,160	220,231,146
PIMCO Short-Term Fund Institutional Class	49,401,272	476,228,250
SPDR Bloomberg 1-3 Month T-Bill ETF (g)	110,850	10,178,247
T. Rowe Price Ultra Short-Term Bond Fund	57,935,955	293,155,934

TOTAL SHORT-TERM FUNDS (Cost $2,585,058,262)		2,594,406,039

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	31,369,180	31,375,454
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (h)(j)	6,656,395	6,656,395
Fidelity Securities Lending Cash Central Fund 5.39% (i)(k)	68,366,427	68,373,264
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (j)	7,471,583	7,471,583
TOTAL MONEY MARKET FUNDS (Cost $113,876,696)		113,876,696

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $4,460,751,106)	4,472,099,961
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(62,455,770)
NET ASSETS - 100.0%	4,409,644,191

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	789	Dec 2024	163,754,484	(150,534)	(150,534)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Dec 2024	1,859,773	(5,469)	(5,469)

TOTAL PURCHASED					(156,003)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	127	Dec 2024	14,422,438	77,210	77,210
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	87	Dec 2024	10,217,063	80,080	80,080
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	21	Dec 2024	2,770,688	31,689	31,689

TOTAL SOLD					188,979

TOTAL FUTURES CONTRACTS					32,976
The notional amount of futures purchased as a percentage of Net Assets is 3.7%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $530,675,291 or 12.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $807,131.
(g)	Security or a portion of the security is on loan at period end.
(h)	Affiliated Fund
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	50,932,775	163,184,670	182,742,029	532,452	38	-	31,375,454	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	202,488,489	897,752,412	1,031,867,637	25,792	-	-	68,373,264	0.3%
Total	253,421,264	1,060,937,082	1,214,609,666	558,244	38	-	99,748,718

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	26,804,765	66,529,210	86,677,580	217,697	-	-	6,656,395
Fidelity SAI Short-Term Bond Fund	120,580,207	1,218,382	18,132,011	1,218,270	(537,043)	2,314,376	105,443,911
	147,384,972	67,747,592	104,809,591	1,435,967	(537,043)	2,314,376	112,100,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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